Fair Value Measurements - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Apr. 30, 2021	Apr. 30, 2021
Trading deposits [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Transfers out of Level 3 to Level 2	$ 3,635
Netted Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Transfers out of Level 3 to Level 2	1,156
Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Transfers out of Level 3 to Level 2	625
Transfers out of Level 3 to Level 2	$ 1,781
Debt securities FVOCI [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Transfers out of Level 2 to Level 1		$ 400